Goodwill and Other Intangibles (Estimated Amortization Expense) (Details) $ in Millions	Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	$ 59
2022	49
2023	41
2024	28
2025	$ 21